As filed with the Securities and Exchange Commission on September 4, 2024
Registration Numbers 333-156867

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
Registration Statement
Under The Securities Act of 1933
Post-Effective Amendment No. 19
Brighthouse Life Insurance Company
(Registrant)
Brighthouse Life Insurance Company
(Depositor)
11225 North Community House Road, Charlotte, NC 28277
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including area code: (980) 365-7100

Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
(Name and Address of Agent for Service)
Copies to:
W. Thomas Conner
Carlton Fields
1025 Thomas Jefferson Place
New York, NY 10036-7703
Approximate Date of Proposed Public Offering: On September 4, 2024 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box):
☒ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act.
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No.19 to the Form N-4 Registration Statement for the Unallocated Group Variable Annuity Contract (Registered Blueprint I, Blueprint II, Prime Builder I, Prime Builder II, Gold Track Express) (File No. 333-156867) (“Registration Statement”) of Brighthouse Life Insurance Company is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement and Part C. This Post-Effective Amendment No. 19 incorporates by reference the information contained in the prospectus (Part A) and Statement of Additional Information (Part B) of Post-Effective Amendment No. 18 to the Registration Statement dated April 29, 2024. Such Statement of Additional Information includes the financial statements comprising each of the Subaccounts of Brighthouse Separate Account QPN for Variable Annuities and the financial statements of Brighthouse Life Insurance Company.

BRIGHTHOUSE LIFE INSURANCE COMPANY
Brighthouse Separate Account QPN for Variable Annuities
Supplement dated September 4, 2024
for the variable annuity contracts listed below
This supplement describes a change to the variable annuity contracts listed below issued by Brighthouse Life Insurance Company (“we” or “us”).
This supplement should be read in its entirety and kept for future reference. If you would like another copy of your disclosure document, write to us at: Brighthouse Life Insurance Company, P.O. Box 4261, Clinton, IA 52733-4261, call us at (833) 208-3018, or access the Securities and Exchange Commission’s website at http://sec.gov for a copy of your prospectus. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the disclosure document.
Merger of the ClearBridge Small Cap Value Fund into the ClearBridge Small Cap Fund
The Board of Trustees of the ClearBridge Small Cap Value Fund (the “Target Fund”), a portfolio of the Legg Mason Partners Investment Trust that is offered as an investment option in your variable annuity contract, has approved the merger (the “Merger”) of the Target Fund with and into the Clearbridge Small Cap Fund (the “Acquiring Fund”), a portfolio of the Legg Mason Global Asset Management Trust. The Acquiring Fund is not currently offered as an investment option in your contract but will be added as an investment option as of the date of the Merger, expected to be September 6, 2024 (the “Merger Date”).
If you do not wish to remain invested in the Acquiring Fund after the Merger, you may transfer your account value in the Target Fund to any other investment option available under your contract at any time before the Merger Date.
Effective after the close of market on or about September 4, 2024, the Target Fund will not accept any additional purchases or exchanges.
For more information about the Merger, please see the prospectus supplement for the Target Fund and the Acquiring Fund dated May 6, 2024.
Effective as of the Merger Date, the following revisions apply:
•
Any reference to “ClearBridge Small Cap Value Fund” is replaced with “ClearBridge Small Cap Fund.”
•
Any reference to Legg Mason Partners Investment Trust is replaced with Legg Mason Global Asset Management Trust.
•
The following information regarding the Target Fund is replaced with the following:
Investment Objective	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns(as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Clearbridge Small Cap Fund – Class A# Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.07%	10.47%	7.00%	6.49%
# Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Legg Mason Global Asset Management Trust
Clearbridge Small Cap Fund – Class A	0.70%	0.25%	0.15%	—	1.10%	0.03%	1.07%

Supplement for the following variable annuity contracts:
Brighthouse Separate Account QPN for Variable Annuities
Unallocated Group Variable Annuity (Registered Blueprint I, Blueprint II, Prime Builder I, Prime Builder II; Gold Track Express)
Unallocated Group Variable Annuity (Unregistered Blueprint I; Blueprint II; PrimeBuilder I; Primebuilder II; Gold Track Express)
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

PART C – OTHER INFORMATION
Item 27. Exhibits
(a)(i)
Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4 EL, File Nos.033-65343/811-07465, filed December 22, 1995.)
(a)(ii)
Resolutions to MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)
(b)
Not Applicable.
(c)(i)
Distribution and Principal Underwriting Agreement between The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)
(c)(ii)
Agreement and Plan of Merger dated as of October 20, 2006. (Incorporated herein by reference to Exhibit 1(a) to the Registration Statement on Form S-1, File No. 333-138472, filed November 7, 2006.)
(c)(iii)
Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014.) (Incorporated herein by reference to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)
(c)(iv)
Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed April 6, 2016.)
(c)(v)
Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)
(c)(vi)
Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N- 4, File No. 033-65343. filed April 6, 2006.)
(c)(vii)
Master Retail Sales Agreement (MLIDC) (9-2012). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23, Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)
(c)(viii)
Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities’ Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)

(c)(ix)
Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)
(c)(x)
Form of Brighthouse Securities, LLC Sales Agreement. (Incorporated herein by reference to Exhibit 3(iv) to Post-Effective Amendment No. 7 to Brighthouse Separate Account A’s Registration Statement on Form N-4, File Nos 333-. 209053/811-03365, filed December 14, 2017.)
(c)(xi)
Form of Brighthouse Securities, LLC Sales Agreement (7-19 NY). (Incorporated herein by reference to Exhibit (c)(xi) to Post-Effective Amendment No. 17 to Brighthouse Separate Account QPN for Variable Annuities’ Registration Statement on Form N-4, File No. 333-156867, filed April 11, 2023.)
(d)(i)
Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)
(d)(ii)
Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 File No. 033- 65343, filed April 6, 2006.)
(d)(iii)
Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343, filed April 5, 2006.)
(d)(iv)
Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343, filed April 5, 2006.)
(d)(vi)
Roth 403(b) Nationwide Tax Shelter Annuity Endorsement. (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 File No. 333-152189, filed April 6, 2010.)
(d)(vii)
MetLife Insurance Company of Connecticut 401(a)/403(a) Plan Endorsement. L-22492 (5/11). (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)
(d)(viii)
Company Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporates herein by reference to Exhibit 4(a)(i) to MetLife Insurance Company USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)
(d)(ix)
Company Name Change Endorsement (effective March 6, 2017) (5-E132-6). (Incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)
(e)(i)
Form of Application. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)
(e)(ii)
401(k) Group Annuity Group Master Data Sheet L-20105A 5-05. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118415, filed April 10, 2006.)

(e)(iii)
401(k) Group Annuity Group Master Data Sheet L-20105A 7-05. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118415, filed April 10, 2006.)
(e)(iv)
401(k) Group Annuity Group Master Data Sheet L-20105A 11-05. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118415, filed April 10, 2006.)
(e)(v)
401(k) Group Annuity Group Master Data Sheet (New York only) L-20105NY 5-05. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118415, filed April 10, 2006.)
(e)(vi)
401(k) Group Annuity Group Master Data Sheet (New York only) L-20105NY 7-05. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118415, filed April 10, 2006.)
(e)(vii)
401(k) Group Annuity Group Master Data Sheet (New York only) L-20105NY 11-05. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N- 4, File No. 333-118415, filed April 10, 2006.)
(e)(viii)
Group Variable Annuity Master Application — L-24767AZ Order # L-24770AZ Rev. 05/06. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 File No. 333-136191, filed April 6, 2007.)
(e)(ix)
401(k) Group Annuity Group Master Data Sheet L-21015 A GTE/BP; Rev. 05/06. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 File No. 333-136191, filed April 6, 2007.)
(e)(x)
Group Variable Annuity Master Application — L-24767AZ Order # L-24770AZ Rev. 11/06. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 File No. 333-136191, filed April 6, 2007.)
(e)(xi)
401(k) Group Annuity Group Master Data Sheet L-21015 A GTE/BP; Rev. 11/06. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 File No. 333-136191, filed April 6, 2007.)
(e)(xii)
Form of Application (Participant Enrollment) MRP-UGT-ENR (09/16) MRP-UGT-ENR (02/17) Fs-B. (Incorporated herein by reference to Exhibit 5 (2) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 Files Nos. 333-156867, filed April 6, 2017.)
(f)(i)
Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)
(f)(ii)
Certificate of Correction of MetLife Insurance Company of Connecticut, to the Amendment to the Charter as Amended and Restated of The Travelers Insurance Company, dated and executed as of the 4th day of April, 2007. (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165, filed October 31, 2007.)
(f)(iii)
Amended and Restated By-Laws of Met-Life Insurance Company of Connecticut (June 1, 2012). (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)
(f)(iv)
By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)

(f)(v)
Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
(f)(vi)
Certificate of Amendment of Certification of Incorporation of the Company (effective December 6, 2016). (Incorporated herein by reference to Exhibit (6)(f) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)
(f)(vii)
Amended and Restated Bylaws of the Company. (Incorporated herein by reference to Exhibit 6(g) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)
(g)(i)
Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, file numbers 333-65942/811-08225, filed April 15, 2003.)
(g)(ii)
Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company – Treaty #20176, effective January 1, 2014. (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 4, 2014.)
(g)(iii)
Amendment to Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance between Brighthouse Life Insurance Company and Metropolitan Life Insurance Company (effective 11-01-21). (Incorporated herein by reference to Exhibit (g)(iii) to Post-Effective Amendment No. 17 to Brighthouse Separate Account QPN for Variable Annuities’ Registration Statement on Form N-4, File No. 333-156867, filed April 11, 2023.)
(h)(i)(b)
First Amendment to the Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as of May 1, 2009. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156911, filed April 4, 2012.)
(h)(i)(c)
Amendment to each of the Participation Agreements currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4 File No. 333-156911, filed on April 4, 2012.)
(h)(i)(d)
Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 3(i)(b) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)

(h)(ii)(a)
Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(iv) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)
(h)(ii)(b)
Amendment to Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective 01-01-21). (Incorporated herein by reference to Exhibit (h)(ii)(b) to Post-Effective Amendment No. 16 to Brighthouse Separate Account QPN for Variable Annuities’ Registration Statement on Form N-4, File No. 333-156867, filed April 7, 2022.)
(h)(iii)(a)
Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)
(h)(iii)(b)
Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut entered as of August 31, 2007. (Filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-00165, filed October 31, 2007.)
(h)(iii)(c)
Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)
(h)(iv)(a)
Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)
(h)(iv)(b)
Amendment to Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective 01-01-21). (Incorporated herein by reference to Exhibit (h)(iv)(b) to Post-Effective Amendment No. 16 to Brighthouse Separate Account QPN for Variable Annuities’ Registration Statement on Form N-4, File No. 333-156867, filed April 7, 2022.)
(h)(v)(a)
Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)

(h)(v)(b)
Amendment to Participation Agreement (Summary) (4/30/10). (Incorporated herein by reference to Exhibit 8(d)(i) To Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)
(h)(v)(c)
Amendment No. 7 to the Participation Agreement Among MetLife Insurance Company of Connecticut, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective November 17, 2014). (Incorporated herein by reference to Exhibit 3(i)(b) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos/ 333-200237/811-03365, filed November 17, 2014.)
(h)(v)(d)
Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015. (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)
(h)(v)(e)
Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014. (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)
(h)(v)(f)
Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
(h)(v)(g)
Eleventh Amendment to Participation Agreement among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective 08-17-21). (Incorporated herein by reference to Exhibit (h)(v)(g) to Post-Effective Amendment No. 16 to Brighthouse Separate Account QPN for Variable Annuities’ Registration Statement on Form N-4, File No. 333-156867, filed April 7, 2022.)
(h)(vi)(a)
Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)
(h)(vi)(b)
Summary Participation Agreement (Summary) (4/30/10). (Incorporated herein by reference to Exhibit 8(c)(i) To Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)
(h)(vi)(c)
Amendment to the Participation Agreement with Fidelity Variable Insurance Products Funds (effective November 17, 2014) (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200247/811-03365, filed November 17, 2014.)

(h)(vi)(d)
Amendments to the Participation Agreement Among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005). (Incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
(h)(vi)(e)
Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective 3-06-17). (Incorporated herein by reference to Exhibit 8(l)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 25, 2018.)
(h)(vi)(f)
Amendment to Participation Agreement among Brighthouse Life Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V, and Fidelity Distributors Company LLC (effective 03-01-21). (Incorporated herein by reference to Exhibit (h)(vi)(f) to Post-Effective Amendment No. 16 to Brighthouse Separate Account QPN for Variable Annuities’ Registration Statement on Form N-4, File No. 333-156867, filed April 7, 2022.)
(h)(vii)(a)
Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)
(h)(vii)(b)
Amendment No. 5 to A&R Participation Agreement (update schedules) (10/5/10). (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)
(h)(vii)(c)
Participation Agreement Addendum effective as of May 1, 2011, Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, April 4, 2012.)
(h)(vii)(d)
Amendment dated January 15, 2013 to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)
(h)(vii)(e)
Amendment No. 7 to the Amended and Restated Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed November 17, 2014.)

(h)(vii)(f)
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed April 6, 2016.)
(h)(vii)(g)
Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-06-17). (Incorporated herein by reference to Exhibit 8(i)(vi) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 25, 2018.)
(h)(viii)(a)
Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)
(h)(viii)(b)
Amendment to Participation Agreement (Summary) (4/30/10). (Incorporated herein by reference to Exhibit 8(f)(i) To Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)
(h)(viii)(c)
Second Amendment to Participation Agreement Among Legg Mason Investors Services, LLC, Legg Mason Partners Fund advisor, LLC, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed November 17, 2014.)
(h)(viii)(d)
Third Amendment to Participation Agreement among Brighthouse Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and LMP Fund Advisor, LLC (10-3-19). (Incorporated herein by reference to Exhibit 8(j)(iii) to Post-Effective Amendment No. 32 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed electronically on April 3, 2020.)
(h)(ix)(a)
Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001, January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
(h)(ix)(b)
Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011. (Incorporated herein by reference to Exhibit 8(e)(i) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)
(h)(ix)(c)
Amendment No. 9 to Fund Participation Agreement Among Janus Aspen Series and MetLife Insurance Company USA. (Incorporated herein by reference to Exhibit 8(e)(ii) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-152189, filed April 8, 2015.)

(h)(ix)(d)
Amendment No. 10 to Fund Participation Agreement among Janus Aspen Series and Brighthouse Life Insurance Company (effective 03-01-21). (Incorporated herein by reference to Exhibit (h)(ix)(d) to Post-Effective Amendment No. 16 to Brighthouse Separate Account QPN for Variable Annuities’ Registration Statement on Form N-4, File No. 333-156867, filed April 7, 2022.)
(h)(ix)(e)
Amendment No. 11 to Fund Participation Agreement for Rules 30e-3 and 498A among Janus Aspen Series, Brighthouse Life Insurance Company and Brighthouse Life Insurance Company of NY (effective 03-25-22). (Incorporated herein by reference to Exhibit (h)(ix)(e) to Post-Effective Amendment No. 17 to Brighthouse Separate Account QPN for Variable Annuities’ Registration Statement on Form N-4, File No. 333-156867, filed April 11, 2023.)
(h)(x)(a)
Participation Agreement among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 7, 2014) (Incorporated herein by reference to Exhibit 8(n) to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 25 to Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)
(h)(x)(b)
Amendments Nos. 1 and 2 among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and Brighthouse Life Insurance Company (effective 02-24-2020 and 01-01-2021, respectively.) (Incorporated herein by reference to Exhibit 8(n)(i) to Brighthouse Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 33 to Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2021.)
(i)
Opinion of Counsel as to the legality of securities being registered. (Filed with this Registration Statement on Form N-4, File No. 333-156867, on January 22, 2009.)
(j)
Not Applicable.
(k)
Not Applicable.
(l)
Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)
(m)
Not Applicable.
(n)
Not Applicable.
(o)
Form of Initial Summary Prospectus. (Incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 16 to Brighthouse Separate Account QPN for Variable Annuities’ Registration Statement on Form N-4, File No. 333-156867, filed April 7, 2022.)
(p)
Powers of Attorney for Eric Steigerwalt, Myles Lambert, David A. Rosenbaum, Jonathan Rosenthal, Edward A. Spehar, Kristine Toscano and Gianna H. Figaro-Sterling. (Filed herewith.)
101.
Inline Interactive Data File – the instance document does not appear in the Interactive Data File because its iXBRL tags are embedded within the Inline XBRL document.

Item 28. Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor

Eric Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Chairman of the Board, President, Chief Executive Officer and a Director

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

David A. Rosenbaum 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Jonathan Rosenthal 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward A. Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate 11225 North Community House Road Charlotte, NC 28277	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Andrew DeRosa 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

David Dooley 11225 North Community House Road Charlotte, NC 28277	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna H. Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Tyler Gates 11225 North Community House Road Charlotte, NC 28277	Vice President and Appointed Actuary

James Grady 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

James Hoffman 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Jacob Jenkelowitz 285 Madison Avenue, Suite 1400 New York, NY 10017	Vice President and Secretary

Colleen Johnson 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Chief Derivatives Officer

Allie Lin 11225 North Community House Road Charlotte, NC 28277	Vice President

Philip Melville 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Risk Officer

Tiffanie Moore 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Rosemary Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Alan Otis 11225 North Community House Road Charlotte, NC 28277	Vice President

James Painter 11225 North Community House Road Charlotte, NC 28277	Vice President

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Phillip Pfotenhauer 11225 North Community House Road Charlotte, NC 28277	Vice President

Marc Pucci 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

Matthew Sheperd 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President – Dividend Actuary

Kristi Slavin 11225 North Community House Road Charlotte, NC 28277	Vice President

Gregor Speakman 11225 North Community House Road Charlotte, NC 28277	Vice President

Kristine Toscano 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Julienne Warr 11225 North Community House Road Charlotte, NC 28277	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The Registrant is subject to Delaware insurance law. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.

ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF June 30, 2024
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of June 30, 2024.
The entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of such other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent companies. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following the name of such subsidiary. All of the entities listed below are included in the consolidated financial statements of Brighthouse Financial, Inc. Each of the entities listed under Section 2 is included in the consolidated financial statements of Brighthouse Life Insurance Company. Both Brighthouse Financial, Inc. and Brighthouse Life Insurance Company file consolidated financial statements with the SEC pursuant to the Securities Exchange Act of 1934, as amended.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
			(i.)	BLICNY Property Ventures, LLC (DE)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company, LLC (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
		m.		BLIC Property Ventures, LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)

Item 30. Indemnification
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC, the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of Brighthouse, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a)
Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)
Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.
Name and Principal Business Address	Positions and Offices with Underwriter
Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, Chief Executive Officer and President

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Amy Cusson 11225 North Community House Road Charlotte, NC 28277	Manager

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Manager

Kevin Macilvane, Jr. 11225 North Community House Road Charlotte, NC 28277	Manager

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jacob Jenkelowitz 285 Madison Avenue, Suite 1400 New York, NY 10017	Vice President and Secretary

Colleen Johnson 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

John Martinez 11225 North Community House Road Charlotte, NC 28277	Principal Financial Officer

Tiffanie Moore 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Kristin Prohonic 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer
(c)
Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:
(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$665,088,655	$0	$0	$0
Item 32. Location of Accounts and Records
Omitted.
Item 33. Management Services
Not Applicable.
Item 34. Fee Representation
Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
(a)
The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a) - (d) of Rule 6c-7 have been complied with.
(b)
The undersigned registrant represents that for its TSA variable annuities it is relying on the “no-action” position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1) - (4) of such letter.
(c)
The undersigned registrant represents that with respect to its TSA ERISA variable annuities, it is relying on the “no-action” position of the Commission staff as contained in its August 20, 2012 letter to the ING Life Insurance and Annuity Company and has complied with the provisions of such letter.

Signatures
Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, in the city of Charlotte, and state of North Carolina, on this 3rd day of September, 2024.
BRIGHTHOUSE LIFE INSURANCE COMPANY (Registrant)

BRIGHTHOUSE LIFE INSURANCE COMPANY (Depositor)

By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on September 3, 2024.

/s/ Eric Steigerwalt* Eric Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles Lambert* Myles Lambert	Director
/s/ David A. Rosenbaum* David A. Rosenbaum	Director
/s/ Jonathan Rosenthal* Jonathan Rosenthal	Director
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Kristine Toscano* Kristine Toscano	Vice President and Chief Accounting Officer
/s/ Gianna H. Figaro-Sterling* Gianna H. Figaro-Sterling	Vice President and Controller

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-in-Fact September 3, 2024
*
Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

Exhibit Index
(l)
Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
(p)
Powers of Attorney